Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Goodwill

	Subscription, licensing and smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000

Cost and net carrying amount at January 1, 2020	—	—	—
Acquisition from business combinations (Note 8)	1,610	235,615	237,225

Cost and net carrying amount at December 31, 2020, January 1, 2021, and December 31, 2021	1,610	235,615	237,225